CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Revenue
Total revenue	$ 41,230	$ 28,244	$ 115,490	$ 76,667	$ 108,351	$ 64,865
Cost of revenue	10,110	7,914	29,044	21,430	29,918	19,372
Gross profit	31,120	20,330	86,446	55,237	78,433	45,493
Operating expenses
Research and development	13,969	7,899	38,476	19,477	28,924	17,986
Sales and marketing	11,802	7,365	33,560	20,165	30,114	19,290
General and administrative	15,064	7,904	38,347	20,245	29,198	16,034
Total operating expenses	40,835	23,168	110,383	59,887	88,236	53,310
Loss from operations	(9,715)	(2,838)	(23,937)	(4,650)	(9,803)	(7,817)
Other income, net	1,397	734	2,396	1,737	2,333	632
Loss before (benefit from) provision for income taxes	(8,318)	(2,104)	(21,541)	(2,913)	(7,470)	(7,185)
Provision for (benefit from) income taxes	1	(70)	52	(97)	(156)	10
Net loss	$ (8,319)	$ (2,034)	$ (21,593)	$ (2,816)	$ (7,314)	$ (7,195)
Net loss per share attributable to common stockholders:
Basic and diluted	$ (0.11)	$ (0.26)	$ (0.63)	$ (0.37)	$ (0.94)	$ (1.01)
Weighted-average number of common shares used to compute net loss per share attributable to common stockholders:
Basic and diluted	72,379	7,946	34,167	7,701	7,797	7,155
Subscription and Transaction Fees
Revenue
Total revenue	$ 36,092	$ 22,112	$ 97,604	$ 60,726	$ 85,951	$ 56,992
Interest on Funds Held for Customers
Revenue
Total revenue	$ 5,138	$ 6,132	$ 17,886	$ 15,941	$ 22,400	$ 7,873